Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Share-Based Compensation

3.    Share-Based Compensation

Share-based payments include stock option and RSU grants under the Company’s stock option and equity incentive plans and deferred compensation arrangements for the Company’s non-employee directors.

The Company has granted to employees and non-employees options to purchase common stock under various plans at prices equal to the fair market value of its common stock on the dates the options are granted as determined in accordance with the terms of the applicable plan. The options have a term of ten years from the grant date and generally vest over three years from the grant date for director and non-employee options and over periods of up to five years from the grant date for employee options.  Under the terms of the Company’s stock option and equity incentive plans, employees generally have three months after the employment relationship ends to exercise all vested options except in the case of voluntary retirement, disability or death, where post-termination exercise periods are generally longer.  The Company issues new shares of common stock upon the exercise of options.  The Company estimates the fair value of stock option awards as of the date of the grant by applying the Black-Scholes Model. The application of this valuation model involves assumptions that are judgmental and highly sensitive in the determination of compensation expense.

The fair value of each stock option is amortized into compensation expense on a straight-line basis between the grant date for the award and each vesting date. During 2017, the Company adopted the Financial Accounting Standards Board Accounting Standards Update 2016-09, Improvements to Employee Share Based Payment Accounting. This guidance addresses the income tax effects of stock-based payments and eliminates the windfall pool concept, as all of the tax effects related to stock-based payments are now being recorded at settlement (or expiration) through the income statement. The new guidance also permits entities to make an accounting policy election for the impact of forfeitures on the recognition of expense for stock-based payment awards, allowing for forfeitures to be estimated or recognized when they occur. The Company elected to prospectively adopt the policy that forfeitures be recorded when they occur and prior periods have not been adjusted.  The adoption of this guidance did not have a material impact on the Company’s financial position or results of operations.

Additionally, the Company periodically grants RSUs to its employees.  The Company estimates the fair value of RSUs using the closing price of its common stock on the grant date.  The fair value of the RSUs is amortized on a straight-line basis over the requisite service period of the awards.  All RSUs were fully vested at December 31, 2018.

The following table summarizes share-based compensation expense included within the statements of operations for each of the three years in the period ended December 31, 2018:

	Years Ended December 31,
	2018	2017	2016
Research and development expenses	$807	$1,171	$1,260
General and administrative expenses	1,556	2,146	1,829
Total share-based compensation	$2,363	$3,317	$3,089

Share-based compensation expense recorded in the statement of operations as general and administrative expense for the years ended December 31, 2018, 2017 and 2016 included share-based compensation expense related to deferred compensation arrangements for the Company’s non-employee directors of $166,  $166 and $132, respectively.  See Note 9, Directors’ Deferred Compensation Plan, for further discussion of deferred compensation arrangements for the Company’s non-employee directors.

For the years ended December 31, 2018, 2017 and 2016, the weighted average grant date fair value per share of stock options granted was $10.36,  $3.80 and $5.45, respectively.  The key assumptions used in determining the grant date fair value of options granted in 2018, 2017 and 2016, and a summary of the methodology applied to develop each assumption is as follows:

	Years Ended December 31,
	2018		2017		2016
Expected price volatility	93.1%		88.6%		91.3%
Risk-free interest rate	2.4%		2.2%		2.0%
Weighted average expected life in years	6.9	years	6.9	years	6.9	years
Dividend yield	0%		0%		0%

Expected Price Volatility - This is a measure of the amount by which a price has fluctuated or is expected to fluctuate.  The Company based its determination of expected volatility on its historical stock price volatility.  An increase in the expected price volatility will increase compensation expense.

Risk-Free Interest Rate - This is determined using U.S. Treasury rates where the term is consistent with the expected life of the stock options.  An increase in the risk-free interest rate will increase compensation expense.

Expected Life - This is the period of time over which the options granted are expected to remain outstanding and is determined by calculating the average of the vesting term and the contractual term of the options.  The Company has utilized this method due to the lack of historical option exercise information related to the Company’s stock option and equity incentive plans.  Options granted have a maximum term of ten years.  An increase in the expected life will increase compensation expense.

Dividend Yield - The Company has not made any dividend payments nor does it have plans to pay dividends in the foreseeable future.  An increase in the dividend yield will decrease compensation expense.

The following is a summary of stock option transactions for all of the Company’s stock option and equity incentive plans for the three year period ended December 31, 2018:

		Weighted
		Average
	Number of	Exercise Price
	Shares	Per Share
Options outstanding at January 1, 2016	798,309	$38.80
Options granted	363,500	6.94
Options forfeited or expired	(71,829)	54.65
Options exercised	—	—
Options outstanding at December 31, 2016	1,089,980	27.13
Options granted	977,350	4.97
Options forfeited or expired	(166,834)	48.71
Options exercised	—	—
Options outstanding at December 31, 2017	1,900,496	13.84
Options granted	472,000	13.32
Options forfeited or expired	(31,049)	168.76
Options exercised	(6,000)	17.23
Options outstanding and vested or expected to vest at December 31, 2018	2,335,447	$11.67

The following table summarizes information about stock options outstanding at December 31, 2018:

Options Outstanding				Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual	Exercise	Number	Exercise
Exercise Price	Outstanding	Life (years)	Price	Exercisable	Price
$4.29 - $4.29	56,250	8.36	$4.29	18,750	$4.29
$4.71 - $4.71	825,000	8.02	4.71	22,500	4.71
$4.77 - $12.71	826,800	7.67	9.97	134,404	8.25
$12.95 - $108.90	627,397	4.20	23.71	508,691	25.59
	2,335,447	6.88	11.67	684,345	20.91

At December 31, 2018, the aggregate intrinsic value of all outstanding options was zero with a weighted average remaining contractual term of 6.88 years.  Of the Company’s outstanding options, 684,345 options were exercisable and had a weighted average remaining contractual term of 4.05 years and no aggregate intrinsic value.  Additionally, the Company's vested and expected to vest options had a weighted average remaining contractual term of 6.88 years and no aggregate intrinsic value.

Options to purchase 6,000 shares were exercised during the years ended December 31, 2018.  The total intrinsic value of options exercised during the years ended December 31, 2018 was $39.  At December 31, 2018, the total compensation cost related to non-vested options not yet recognized was $7,697, with a weighted average expense recognition period of 2.95 years.  Shares available for future issuance under the Company’s stock option and equity incentive plans were 1,167,162 at December 31, 2018.  On January 1, 2019, shares available for future issuance under the 2013 equity incentive plan and the 2013 non-employee director equity incentive plan increased by an aggregate of 1,012,074 shares in accordance with the automatic increase provisions of such plans.

The following is a summary of the RSU transactions for all of the Company’s equity incentive plans for the three year period ended December 31, 2018:

Number of Shares
Nonvested RSUs outstanding at January 1, 2016	820,000
RSUs granted	11,000
RSUs vested	(184,001)
RSUs forfeited	(62,000)
Nonvested RSUs outstanding at December 31, 2016	584,999
RSUs granted	—
RSUs vested	(168,499)
RSUs forfeited	(36,000)
Nonvested RSUs outstanding at December 31, 2017	380,500
RSUs granted	—
RSUs vested	(380,500)
RSUs forfeited	—
Nonvested RSUs outstanding at December 31, 2018	—

The number of RSUs vested during 2018, 2017, and 2016 included 52,645,  29,482, and 29,829 shares, respectively, that were withheld on behalf of the Company’s employees to satisfy the statutory tax withholding requirements.